UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value

COMMON STOCK 115.0%
FINANCIAL—BANK 0.3%
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	119,300	$2,386,000
REAL ESTATE 114.7%
DIVERSIFIED 9.1%
BGP Holdings PLC (EUR) (Australia)(a),(b),(d)	3,927,678	0
Cousins Properties	260,682	2,166,267
Dexus Property Group (Australia)	7,881,673	5,858,420
Fabege AB (Sweden)(e)	241,475	1,631,995
Forest City Enterprises (d),(e)	872,481	12,572,451
Great Eagle Holdings Ltd. (Hong Kong)	1,231,743	3,442,551
Land Securities Group PLC (United Kingdom)(e)	670,773	6,901,344
Lexington Realty Trust (e)	1,469,551	9,566,777
Vornado Realty Trust (e),(f)	506,798	38,364,609
Wharf Holdings Ltd. (Hong Kong)	617,500	3,499,372
		84,003,786
HEALTH CARE 9.2%
Brookdale Senior Living (d),(e)	849,261	17,690,107
HCP (e),(f)	818,764	27,019,212
Nationwide Health Properties (e)	582,247	20,465,982
Omega Healthcare Investors	202,100	3,938,929
Senior Housing Properties Trust (e)	251,664	5,574,357
Ventas (e),(f)	214,506	10,184,745
		84,873,332
HOTEL 10.3%
Chesapeake Lodging Trust (d),(g)	191,960	3,737,461
Hersha Hospitality Trust	1,989,394	10,305,061
Hospitality Properties Trust (e),(f)	833,092	19,952,553
Host Hotels & Resorts (e),(f)	3,661,617	53,642,689
Sunstone Hotel Investors (d),(e)	662,903	7,404,627
		95,042,391

	Number of Shares	Value

INDUSTRIAL 7.5%
EastGroup Properties	310,338	$11,712,156
ProLogis (e),(f)	3,871,216	51,100,051
Segro PLC (United Kingdom)(e)	1,378,153	6,683,942
		69,496,149
MORTGAGE 0.5%
MFA Financial (e)	671,535	4,942,498
OFFICE 14.9%
BioMed Realty Trust (e)	179,960	2,976,538
Boston Properties (e),(f)	518,761	39,135,330
BR Properties SA (Brazil)(d)	944,900	6,864,851
Brookfield Properties Corp. (e)	233,536	3,587,113
Douglas Emmett	378,300	5,814,471
DuPont Fabros Technology	179,666	3,878,989
Hongkong Land Holdings Ltd. (USD) (Singapore)(e)	1,531,301	7,763,696
ING Office Fund (Australia)(e)	9,498,202	5,098,875
Liberty Property Trust (e),(f)	675,259	22,918,291
Mack-Cali Realty Corp. (e),(f)	280,544	9,889,176
SL Green Realty Corp. (e)	536,336	30,715,963
		138,643,293
OFFICE/INDUSTRIAL 1.9%
PS Business Parks (e)	310,358	16,573,117
Realex Properties Corp., 144A (Canada)(c),(d),(g)	1,288,500	792,904
		17,366,021

	Number of Shares	Value

RESIDENTIAL 18.1%
APARTMENT 16.8%
Apartment Investment & Management Co. (e)	572,432	$10,538,473
Associated Estates Realty Corp.	506,923	6,990,468
AvalonBay Communities (e),(f)	309,054	26,686,813
BRE Properties	514,200	18,382,650
Camden Property Trust (e)	527,724	21,969,150
Colonial Properties Trust (e),(g)	644,757	8,304,470
Education Realty Trust (e),(g)	737,236	4,231,735
Equity Residential (e),(f)	696,136	27,253,724
Post Properties (e)	451,522	9,942,515
UDR (e)	1,224,913	21,607,465
		155,907,463
MANUFACTURED HOME 1.3%
Equity Lifestyle Properties (e)	223,490	12,041,641
TOTAL RESIDENTIAL		167,949,104
SELF STORAGE 9.3%
Extra Space Storage	446,882	5,666,464
Public Storage (e),(f)	643,161	59,164,380
Public Storage-Class A (g)	66,479	1,626,741
Sovran Self Storage (e)	306,293	10,677,374
U-Store-It Trust (e),(g)	1,299,544	9,356,717
		86,491,676

	Number of Shares	Value

SHOPPING CENTER 28.4%
COMMUNITY CENTER 11.8%
Developers Diversified Realty Corp. (e)	1,693,407	$20,608,763
Federal Realty Investment Trust (e)	118,808	8,650,410
Kimco Realty Corp. (e)	1,612,025	25,212,071
Ramco-Gershenson Properties Trust	289,274	3,257,225
Regency Centers Corp. (e),(f)	701,604	26,289,102
Urstadt Biddle Properties-Class A	163,900	2,591,259
Weingarten Realty Investors (e),(f)	1,050,489	22,648,543
		109,257,373
REGIONAL MALL 16.6%
Macerich Co. (e),(f)	662,489	25,379,954
Simon Property Group (e),(f)	1,528,788	128,265,313
		153,645,267
TOTAL SHOPPING CENTER		262,902,640
SPECIALTY 5.5%
Digital Realty Trust (e),(f)	250,800	13,593,360
Rayonier (e)	444,065	20,173,873
Weyerhaeuser Co. (e)	381,673	17,278,337
		51,045,570
TOTAL REAL ESTATE		1,062,756,460
TOTAL COMMON STOCK (Identified cost—$863,266,245)		1,065,142,460
PREFERRED SECURITIES—$25 PAR VALUE 29.1%
FINANCE—MORTGAGE LOAN/BROKER 0.4%
Countrywide Capital IV, 6.75%	70,000	1,502,900
Countrywide Capital V, 7.00%	100,000	2,245,000
		3,747,900

	Number of Shares	Value

INSURANCE 1.0%
MULTI-LINE—FOREIGN 0.7%
Aegon NV, 6.375%(e)	101,600	$2,066,544
Allianz SE, 8.375%	70,000	1,811,250
ING Groep N.V., 7.05%(e)	125,000	2,665,000
		6,542,794
REINSURANCE —FOREIGN 0.3%
Aspen Insurance Holdings Ltd., 7.401%, Series A(e)	105,000	2,427,600
TOTAL INSURANCE		8,970,394
REAL ESTATE 27.7%
DIVERSIFIED 4.1%
Capital Lease Funding, 8.125%, Series A	170,000	4,200,700
Duke Realty Corp., 6.625%, Series J (e)	80,000	1,734,400
Duke Realty Corp., 6.60%, Series L (e)	100,000	2,166,000
Duke Realty Corp., 6.95%, Series M (e)	100,000	2,266,000
Duke Realty Corp., 7.25%, Series N (e)	169,000	3,983,330
Duke Realty Corp., 8.375%, Series O (e)	107,600	2,752,408
Entertainment Properties Trust, 7.75%, Series B (e)	70,000	1,606,500
Lexington Realty Trust, 6.50%, Series C ($50 par value) (e)	91,250	3,443,775
Lexington Realty Trust, 7.55%, Series D (e)	515,025	11,459,306
Vornado Realty Trust, 6.625%, Series G (e)	110,000	2,442,000
Vornado Realty Trust, 6.625%, Series I (e)	102,453	2,328,757
		38,383,176
HEALTH CARE 1.8%
HCP, 7.10%, Series F (e)	67,700	1,592,981
Health Care REIT, 7.875%, Series D (e)	88,600	2,210,570
Health Care REIT, 7.625%, Series F (e)	416,352	10,283,894
Omega Healthcare Investors, 8.375%, Series D (e)	100,000	2,591,000
		16,678,445

	Number of Shares	Value

HOTEL 3.0%
Hospitality Properties Trust, 8.875%, Series B (e)	94,825	$2,399,073
Hospitality Properties Trust, 7.00%, Series C (e)	466,600	10,456,506
LaSalle Hotel Properties, 7.50%, Series D (e)	19,661	448,467
LaSalle Hotel Properties, 8.00%, Series E (e)	78,500	1,865,945
LaSalle Hotel Properties, 7.25%, Series G (e)	410,300	8,940,437
Sunstone Hotel Investors, 8.00%, Series A (e)	160,450	3,698,372
		27,808,800
INDUSTRIAL 0.2%
AMB Property Corp., 6.50%, Series L (e)	24,300	539,825
ProLogis Trust, 6.75%, Series F	79,850	1,759,095
		2,298,920
OFFICE 4.8%
BioMed Realty Trust, 7.375%, Series A (e)	554,499	13,502,050
Brandywine Realty Trust, 7.375%, Series D (e)	89,000	2,063,910
Corporate Office Properties Trust, 7.625%, Series J (e)	263,900	6,333,600
Cousins Properties, 7.50%, Series B (e)	307,775	6,761,817
HRPT Properties Trust, 8.75%, Series B (e)	130,031	3,296,286
HRPT Properties Trust, 7.125%, Series C (e)	68,500	1,592,625
HRPT Properties Trust, 6.50%, Series D (e)	173,800	3,536,830
Kilroy Realty Corp., 7.50%, Series F (e)	133,800	3,163,032
SL Green Realty Corp., 7.625%, Series C (e)	165,034	3,964,117
		44,214,267
OFFICE/INDUSTRIAL 1.0%
PS Business Parks, 7.00%, Series H (e)	192,000	4,487,040
PS Business Parks, 7.375%, Series O (e)	125,000	3,005,000
PS Business Parks, 6.70%, Series P (e)	64,641	1,422,102
		8,914,142

	Number of Shares	Value

RESIDENTIAL—APARTMENT 4.6%
Alexandria Real Estate Equities, 7.00%, Series D (e)	560,000	$12,751,200
Apartment Investment & Management Co., 9.375%, Series G (e)	45,100	1,145,991
Apartment Investment & Management Co., 8.00%, Series T (e)	148,861	3,602,436
Apartment Investment & Management Co., 7.75%, Series U (e)	759,750	17,823,735
Apartment Investment & Management Co., 8.00%, Series V (e)	201,200	4,810,692
Apartment Investment & Management Co., 7.875%, Series Y (e)	100,000	2,379,000
		42,513,054
SELF STORAGE 0.2%
Public Storage, 6.50%, Series W (e)	75,300	1,750,725
SHOPPING CENTER 6.8%
COMMUNITY CENTER 3.8%
Developers Diversified Realty Corp., 8.00%, Series G (e)	210,000	5,056,800
Developers Diversified Realty Corp., 7.375%, Series H (e)	384,331	8,609,014
Kimco Realty Corp., 7.75%, Series G (e)	194,188	4,907,131
Regency Centers Corp., 7.25%, Series D (e)	60,000	1,424,400
Saul Centers, 8.00%, Series A (e)	26,550	635,342
Taubman Centers, 7.625%, Series H (e)	50,000	1,237,500
Urstadt Biddle Properties, 8.50%, Series C ($100 par value) (b),(e)	53,000	5,314,575
Weingarten Realty Investors, 6.50%, Series F (e)	382,495	8,261,892
		35,446,654
FREE STANDING 0.4%
National Retail Properties, 7.375%, Series C (e)	136,800	3,242,160
REGIONAL MALL 2.6%
CBL & Associates Properties, 7.75%, Series C (e)	155,000	3,450,300
CBL & Associates Properties, 7.375%, Series D (e)	626,988	13,373,654
Simon Property Group, 8.375%, Series J ($50 par value) (b),(e)	117,941	7,157,839
		23,981,793
TOTAL SHOPPING CENTER		62,670,607

	Number of Shares	Value

SPECIALTY 1.2%
Digital Realty Trust, 8.50%, Series A (e)	149,875	$3,847,292
Digital Realty Trust, 7.875%, Series B (e)	87,575	2,170,984
Entertainment Properties Trust, 9.00%, Series E	191,000	4,988,920
		11,007,196
TOTAL REAL ESTATE		256,239,332
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$266,804,400)		268,957,626
PREFERRED SECURITIES—CAPITAL SECURITIES 1.8%
BANK 0.1%
CoBank ACB, 11.00%, Series C, 144A (c),(e)	25,000	1,306,250
FINANCE—CREDIT CARD 0.4%
Capital One Capital VI, 8.875%, due 5/15/40	3,300,000	3,621,037
INSURANCE—PROPERTY CASUALTY 0.9%
ACE Capital Trust II, 9.70%, due 4/1/30(e)	1,500,000	1,753,920
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(c),(e)	3,500,000	3,132,500
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(c),(e)	3,110,000	3,514,300
		8,400,720
REAL ESTATE— DIVERSIFIED 0.4%
IVG Immobilien AG, 8.00% (Germany)(b),(d)	3,500,000	3,663,640
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$17,223,331)		16,991,647
SHORT-TERM INVESTMENTS 0.9%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%(h)	4,050,066	4,050,066
State Street Institutional Liquid Reserves Fund, 0.13%(h)	4,050,361	4,050,361
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,100,427)		8,100,427

		Value

TOTAL INVESTMENTS (Identified cost—$1,155,394,403)	146.8%	$1,359,192,160

LIABILITIES IN EXCESS OF OTHER ASSETS	(46.8)	(433,058,211)

NET ASSETS (Equivalent to $8.34 per share based on 111,067,372 shares of common stock outstanding)	100.0%	$926,133,949

Glossary of Portfolio Abbreviations
EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.3% of net assets of the Fund.

(b) Illiquid security.  Aggregate holdings equal 2.0% of net assets of the Fund.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.2% of net assets of the Fund.

(d) Non-income producing security.

(e) A portion or all of the security is pledged in connection with the revolving credit agreement: $959,796,173 has been pledged as collateral.

(f) A portion or all of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $366,327,459.

(g) A portion of the security is segregated as collateral for interest rate swap transactions: $10,896,869 has been segregated as collateral.

(h) Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at March 31, 2010 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products AG	$15,000,000	2.934%	0.246%	July 25, 2012	$(557,485)
Merrill Lynch Derivative Products AG	$35,000,000	3.430%	0.240%	November 22, 2012	(1,771,194)
Merrill Lynch Derivative Products AG	$88,000,000	3.600%	0.247%	January 29, 2014	(4,870,853)
RBC	$20,000,000	3.615%	0.230%	January 16, 2013	(1,142,035)
UBS AG	$5,000,000	3.600%	0.230%	January 17, 2013	(283,016)
UBS AG	$13,000,000	3.639%	0.230%	April 17, 2013	(767,334)
UBS AG	$30,000,000	3.615%	0.247%	February 28, 2014	(1,673,252)
					$(11,065,169)

(a)   Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2010.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Short-term

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Financial — Bank	$2,386,000	$—	$—	$2,386,000
Common Stock — Real Estate — Office/Industrial	17,366,021	16,573,117	792,904	—
Common Stock — Other Industries	1,045,390,439	1,045,390,439	—	—
Preferred Securities - $25 Par Value — Insurance — Multi-Line - Foreign	6,542,794	4,731,544	1,811,250	—

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Preferred Securities - $25 Par Value — Other Industries	262,414,832	262,414,832	—	—
Preferred Securities - Capital Securities	16,991,647	—	16,991,647	—
Money Market Funds	8,100,427	—	8,100,427	—
Total Investments	$1,359,192,160	$1,329,109,932	$27,696,228	$2,386,000
Other Financial Instruments*	$(11,065,169)	—	$(11,065,169)	—

* Other financial instruments are interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$—
Net purchases	2,386,000
Balance as of March 31, 2010	$2,386,000

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of March 31, 2010:

Interest rate contracts	$(11,065,169)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with the sale of preferred shares and borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the preferred shares and the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the preferred shares and the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility,

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of March 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$1,155,394,403
Gross unrealized appreciation	$234,072,432
Gross unrealized depreciation	(30,274,675)
Net unrealized appreciation	$203,797,757

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: June 1, 2010